Related Parties Balances and Transactions	6 Months Ended
Mar. 31, 2024
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 9 — RELATED PARTIES BALANCES AND TRANSACTIONS

Accounts receivable-related parties

Accounts receivable from related parties amounted to $12,409 and $15,077 as of March 31, 2024 and 2023, respectively, which have been fully collected subsequently.

Due to a related party

Due to a related party amounted to $108,258 and $63,689 as of March 31, 2024 and 2023, respectively, representing the funds advanced to the Company by the CEO for working capital purpose.

Revenue earned from related parties

For the six months ended March 31, 2024 and 2023, the Company provided educational management consulting service and sold products to certain schools owned by the CEO and his wife and earned revenue from related parties of $60,111 and $254,291, respectively.

Guarantee provided by related parties

Several related parties guaranteed the repayment of the Company’s short-term and long-term loans. (See Note 8)